Consolidated Statements of Comprehensive Income	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Net Income	$ 81,246,928	¥ 526,301,347	¥ 463,885,911	¥ 325,749,248
Other comprehensive income, net of tax
Change in foreign currency translation adjustment	754,089	4,884,837	6,426,044	(8,168,265)
Fair value fluctuation of available-for-sale investment (Note 4)	110,904	718,414	2,620,351
Other comprehensive income	864,993	5,603,251	9,046,395	(8,168,265)
Comprehensive income	82,111,921	531,904,598	472,932,306	317,580,983
Less: comprehensive income attributable to non-controlling interest	(1,469,663)	(9,520,184)	17,331,172	9,813,639
Comprehensive income attributable to Noah Holdings Limited shareholders	$ 83,581,584	¥ 541,424,782	¥ 455,601,134	¥ 307,767,344